Interim condensed consolidated balance sheet - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 17,440	€ 16,947
Property, plant and equipment	1,380,924	1,085,632
Right-of-use assets	11,118	973
Leasehold deposits	1,047	1,220
Derivative assets	3,192	338
Total non-current assets	1,413,721	1,105,110
Current assets
Inventories	947	1,836
Trade receivables	39,681	30,552
Contract assets	18,296	8,880
Prepayments	21,555	9,562
Current derivative assets	2,278
Current income tax receivable		12
Cash and cash equivalents	93,050	96,608
Total current assets	175,807	147,450
Total assets	1,589,528	1,252,560
Equity
Share capital	47,144	41,839
Share premium	1,100,003	952,858
Reserves	10,697	(28,283)
Retained earnings / (accumulated losses)	(6,529)	(7,373)
Total equity	1,151,315	959,041
Non-current liabilities
Provisions		4,813
Lease liabilities	9,859	392
Deferred tax liabilities	11,236	10,191
Deferred charter hire income	1,734	1,778
Debt to credit institutions	335,028	204,773
Derivative liabilities	3,609	17,957
Total non-current liabilities	361,466	239,904
Current liabilities
Trade and other payables	42,279	32,636
Current provisions	4,994	2,086
Payables to related parties	79	162
Current deferred charter hire income	23,186	12,103
Current lease liabilities	1,262	601
Current income tax liabilities	483	1,224
Current debt to credit institutions	4,344	799
Current derivative liabilities	120	4,004
Total current liabilities	76,747	53,615
Total liabilities	438,213	293,519
Total equity and liabilities	€ 1,589,528	€ 1,252,560